Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Tax-Managed Funds
Entity Central Index Key	0000923202
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000012133 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Tax-Managed Balanced Fund
Class Name	Admiral™ Shares
Trading Symbol	VTMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Tax-Managed Balanced Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark, the Tax-Managed Balanced Composite Index. The Fund typically aims to hold 48% equities and 52% municipal bond securities to protect its tax-advantaged status.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, boosting stock returns, but sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  Within the U.S. equity market, large-capitalization stocks outpaced small-caps for the 12 months, and growth stocks outperformed value by a substantial margin, largely driven by a handful of tech names.
  Municipal bonds, as measured by the Bloomberg 1–15 Year Municipal Index, returned 0.88%, underperforming the 1.33% return of the taxable investment-grade bond market, as measured by the Bloomberg U.S. Aggregate Float-Adjusted Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	12.17%	7.72%	7.50%
Tax-Managed Balanced Composite Index	12.32%	8.08%	7.75%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 10,356,000,000
Holdings Count | Holding	3,951
Advisory Fees Paid, Amount	$ 167,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$10,356
Number of Portfolio Holdings	3,951
Portfolio Turnover Rate	20%
Total Investment Advisory Fees (in thousands)	$167

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	0.6%
Consumer Discretionary	7.3%
Consumer Staples	1.8%
Energy	1.5%
Financials	5.2%
Health Care	4.5%
Industrials	6.0%
Other	0.4%
Real Estate	1.1%
Technology	16.9%
Telecommunications	0.9%
Utilities	1.2%
Tax-Exempt Municipal Bonds	52.6%
Other Assets and Liabilities—Net	0.0%

C000012135 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Tax-Managed Capital Appreciation Fund
Class Name	Admiral™ Shares
Trading Symbol	VTCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Tax-Managed Capital Appreciation Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund slightly underperformed its benchmark, the Russell 1000 Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  With the sole exception of basic materials, all sectors in the Russell 1000 posted gains, mostly in double digits. Technology stocks led the charge, collectively returning about 38%.
  The Fund is index-oriented but—to maximize after-tax returns—its sample weighting veers from the benchmark more than a traditional index fund, so there will be higher tracking error. This was the case in 2024, as the Fund had a slightly underweight allocation to a few individual stocks that went on a tear during the 12 months.
  The tracking error can also go in the other direction. For the 10 years ended December 31, 2024, the Fund slightly outperformed its benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	23.76%	14.27%	13.00%
Russell 1000 Index	24.51%	14.28%	12.87%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 23,420,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 360,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$23,420
Number of Portfolio Holdings	866
Portfolio Turnover Rate	10%
Total Investment Advisory Fees (in thousands)	$360

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	1.5%
Consumer Discretionary	15.8%
Consumer Staples	4.1%
Energy	3.3%
Financials	11.1%
Health Care	9.4%
Industrials	12.1%
Real Estate	2.4%
Technology	35.7%
Telecommunications	1.9%
Utilities	2.5%
Other Assets and Liabilities—Net	0.2%

C000012136 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Tax-Managed Capital Appreciation Fund
Class Name	Institutional Shares
Trading Symbol	VTCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Tax-Managed Capital Appreciation Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund slightly underperformed its benchmark, the Russell 1000 Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  With the sole exception of basic materials, all sectors in the Russell 1000 posted gains, mostly in double digits. Technology stocks led the charge, collectively returning about 38%.
  The Fund is index-oriented but—to maximize after-tax returns—its sample weighting veers from the benchmark more than a traditional index fund, so there will be higher tracking error. This was the case in 2024, as the Fund had a slightly underweight allocation to a few individual stocks that went on a tear during the 12 months.
  The tracking error can also go in the other direction. For the 10 years ended December 31, 2024, the Fund slightly outperformed its benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	23.81%	14.30%	13.03%
Russell 1000 Index	24.51%	14.28%	12.87%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 23,420,000,000
Holdings Count | Holding	866
Advisory Fees Paid, Amount	$ 360,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$23,420
Number of Portfolio Holdings	866
Portfolio Turnover Rate	10%
Total Investment Advisory Fees (in thousands)	$360

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	1.5%
Consumer Discretionary	15.8%
Consumer Staples	4.1%
Energy	3.3%
Financials	11.1%
Health Care	9.4%
Industrials	12.1%
Real Estate	2.4%
Technology	35.7%
Telecommunications	1.9%
Utilities	2.5%
Other Assets and Liabilities—Net	0.2%

C000012142 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Tax-Managed Small-Cap Fund
Class Name	Admiral™ Shares
Trading Symbol	VTMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Tax-Managed Small-Cap Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the S&P SmallCap 600 Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.
  Nine of the benchmark’s 11 industry sectors produced positive returns. Financial and industrial stocks contributed the most to the benchmark’s return. Energy and information technology, the two sectors that posted negative returns, detracted the most.
  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned nearly 9%, annualized.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	8.61%	8.31%	8.88%
S&P SmallCap 600 Index	8.70%	8.36%	8.96%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 9,494,000,000
Holdings Count | Holding	607
Advisory Fees Paid, Amount	$ 155,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$9,494
Number of Portfolio Holdings	607
Portfolio Turnover Rate	14%
Total Investment Advisory Fees (in thousands)	$155

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Communication Services	3.4%
Consumer Discretionary	14.7%
Consumer Staples	3.0%
Energy	4.6%
Financials	18.8%
Health Care	11.2%
Industrials	17.7%
Information Technology	12.1%
Materials	4.4%
Real Estate	7.6%
Utilities	2.2%
Other Assets and Liabilities—Net	0.3%

C000012143 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Tax-Managed Small-Cap Fund
Class Name	Institutional Shares
Trading Symbol	VTSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Tax-Managed Small-Cap Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the S&P SmallCap 600 Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.
  Nine of the benchmark’s 11 industry sectors produced positive returns. Financial and industrial stocks contributed the most to the benchmark’s return. Energy and information technology, the two sectors that posted negative returns, detracted the most.
  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned nearly 9%, annualized.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	8.64%	8.34%	8.92%
S&P SmallCap 600 Index	8.70%	8.36%	8.96%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 9,494,000,000
Holdings Count | Holding	607
Advisory Fees Paid, Amount	$ 155,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$9,494
Number of Portfolio Holdings	607
Portfolio Turnover Rate	14%
Total Investment Advisory Fees (in thousands)	$155

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Communication Services	3.4%
Consumer Discretionary	14.7%
Consumer Staples	3.0%
Energy	4.6%
Financials	18.8%
Health Care	11.2%
Industrials	17.7%
Information Technology	12.1%
Materials	4.4%
Real Estate	7.6%
Utilities	2.2%
Other Assets and Liabilities—Net	0.3%